RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Parenthetical) (Details)	Dec. 31, 2021
Xiaomi Corporation and its affiliates | Convertible Bonds
RELATED PARTY BALANCES AND TRANSACTIONS
Effective interest rate	5.40%